INVESTMENT ADVISER
     Legg Mason Fund Adviser, Inc.           REPORT TO SHAREHOLDERS
     Baltimore, MD                             FOR THE YEAR ENDED
                                                DECEMBER 31, 1995
BOARD OF DIRECTORS
     John F. Curley, Jr., Chairman
     Edmund J. Cashman, Jr., President
     Richard G. Gilmore
     Charles F. Haugh                                    THE
     Arnold L. Lehman                                 LEGG MASON
     Dr. Jill E. McGovern                                TAX
     T.A. Rodgers                                       EXEMPT
                                                      TRUST, INC.
TRANSFER AND SHAREHOLDER SERVICING AGENT
     Boston Financial Data Services
     Boston, MA
                                                PUTTING YOUR FUTURE FIRST
CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA

COUNSEL
     Kirkpatrick & Lockhart LLP
     Washington, D.C.

INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     Baltimore, MD

      THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

      THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                      LEGG MASON WOOD WALKER, INCORPORATED
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
[recycled logo] PRINTED ON RECYCLED PAPER
LMF-030                                        [Legg Mason Funds logo]

     TO OUR SHAREHOLDERS,

         On December 31, 1995, the Legg Mason Tax Exempt Trust had $225 million invested in a diversified portfolio of high quality, short-term municipal securities with an average weighted maturity of 48 days.

         The Federal Reserve Board lowered short-term interest rates twice during 1995 after raising them throughout 1994. Lower interest rates are favorable for business and consumers but unfavorable for owners of money market funds and other short-term investments. As this letter is written, the Tax Exempt Trust's seven day yield is 2.76%.

         The Trust's income dividends continue to be exempt from federal income tax and may be partially exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

         We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                          Sincerely,

                                          /s/ John F. Curley, Jr.
                                          John F. Curley, Jr.
                                          Chairman
     February 9, 1996

     STATEMENT OF NET ASSETS
     LEGG MASON TAX EXEMPT TRUST, INC.
     DECEMBER 31, 1995
     (AMOUNTS IN THOUSANDS)

         Par                                 Rate              Value
                 Alabama -- 3.3%
                 Montgomery Industrial
                  Development Board
                  (General Electric
                  Project) Series 1990
                  VRDN
                  (Aaa/P1, AAA/A1+)
       $  7,505    2/1/96 to 3/27/96         3.40 to 3.65%A    $  7,505
                 Arizona -- 2.4%
                 Salt River Project
                  Agricultural
                  Improvement & Power
                  District TECP (P1, A1+)
          5,400    2/14/96 to 2/21/96        3.60 to 3.75         5,400
                 Colorado -- 2.2%
                 Colorado (State of) TRAN
                  Series 1995 (SP1+)
          5,000    6/27/96                           4.50         5,019
                 Connecticut -- 0.8%
                 Connecticut Health &
                  Educational Facilities
                  Authority (Yale
                  University)
                  Series L & O TECP VRDN
                  (Aaa/VMIG1, AAA/A1+)
          1,850    3/6/96                            3.60A        1,850
                 Florida -- 8.0%
                 Gainesville (City of)
                  Utilities Systems
                  Series C TECP (P1, A1+)
          4,005    2/15/96 to 2/20/96        3.65 to 3.70         4,005
                 Jacksonville Electric
                  Authority Series A TECP
                  (P1, A1+)
          4,300    1/19/96 to 3/27/96        3.50 to 3.55         4,300
                 Pinellas County Florida
                  Health Facilities
                  Authority (Bayfront
                  Medical Center, Inc.
                  Project) Refunding
                  Revenue Bonds
                  Series 1989 VRDN
                  (Aaa/VMIG1, AAA/A1)
            600    1/3/96                            4.90A          600
                 Putnam County
                  Development Authority
                  PCR Bonds (Seminole
                  Electric Cooperative,
                  Inc.) Series H-1 & H-2
                  VRDN
                  (Aa3, AA-/A1+)
          2,100    1/3/96                            4.65A        2,100

         Par                                 Rate              Value
                 Florida -- Continued
                 Sunshine State
                  Governmental Financing
                  Commission
                  Series 1986 VRDN
                  (Aa2/VMIG1)
       $  6,900    2/16/96 to 2/22/96        3.55 to 3.65%A    $  6,900
                                                                 17,905
                 Hawaii -- 2.6%
                 Hawaii Department of
                  Budget & Finance
                  (Queens Medical Center)
                  Series 1985B VRDN
                  (Aaa/VMIG1, AAA/A1)
          5,800    1/3/96                            5.15A        5,800
                 Indiana -- 5.6%
                 Jasper County PCR Bonds
                  (Northern Indiana
                  Public Service Company
                  Project) Series 1988A
                  VRDN (Aa2/VMIG1,
                  AA/A1+)
          2,000    2/29/96                           3.80A        2,000
                 Mount Vernon (City of)
                  PCR (General Electric
                  Company Project)
                  Series 1989A
                  (Aaa/P1, AAA/A1+)
          4,000    2/29/96                           3.40A        4,000
                 Petersburg (City of) PCR
                  Bonds (Indianapolis
                  Power & Light Company
                  Project) Series 1991
                  VRDN
                  (Aa3/VMIG1, A+/A1+)
          3,000    2/22/96                           3.60A        3,000
                 Sullivan (City of)
                  Floating/Fixed Rate PCR
                  (Hoosier Energy Rural
                  Electric Cooperative,
                  Inc. Project) Series
                  1985 L-3 & L-6
                  (A1/P1, AA-/A1+)
          3,495    1/31/96 to 2/13/96        3.65 to 3.75A        3,495
                                                                 12,495
                 Iowa -- 1.6%
                 Louisa County PCR (Iowa-
                  Illinois Gas & Electric
                  Company Project) Series
                  1986A VRDN
                  (A1, A+/A1+)
          3,600    1/3/96                            5.00A        3,600

2

         Par                                 Rate              Value
                 Kentucky -- 2.8%
                 Jefferson (County of)
                  PCR Bonds (Louisville
                  Gas and Electric
                  Company Project) Series
                  1993 A VRDN
                  (Aa2/VMIG1, AA/A1+)
       $  2,500    1/30/96                           3.80%A    $  2,500
                 Trimble (County of) PCR
                  Bonds (Louisville Gas
                  and Electric Company
                  Project) Series 1992 A
                  VRDN
                  (Aa2/VMIG1, AA/A1+)
          3,800    1/31/96                           3.50A        3,800
                                                                  6,300
                 Louisiana -- 4.7%
                 Lake Charles Harbor and
                  Terminal District Port
                  Facilities Revenue
                  Bonds (Conoco Inc.
                  Project) Series 1984
                  VRDN (Aa3/P1, AA-/A1+)
          5,700    1/2/96                            5.95A        5,700
                 Saint Charles (Parish
                  of) PCR Refunding Bonds
                  (Shell Oil Company
                  Project) Series 1992 B
                  VRDN
                  (Aa2/VMIG1, AAA/A1+)
          4,800    1/2/96                            5.95A        4,800
                                                                 10,500
                 Maine -- 1.3%
                 Maine (State of) TAN
                  (MIG1, SP1+)
          3,000    6/28/96                           4.50         3,011
                 Maryland -- 16.0%
                 Baltimore County
                  Consolidated Public
                  Improvement BAN Series
                  1995 (P1, A1+)
         10,000    1/10/96 to 2/7/96         3.35 to 3.70        10,000
                 Baltimore County PCR
                  Revenue Refunding Bonds
                  (Baltimore Gas &
                  Electric) Series 1985 C
                  VRDN
                  (A2/VMIG1, A/A1)
          2,500    1/8/96                            3.80A        2,500

         Par                                 Rate              Value
                 Maryland -- Continued
                 Howard County
                  Consolidated Public
                  Improvement BAN
                  Series A (P1, A1+)
       $  1,600    3/29/96                           3.60%     $  1,600
                 Maryland (State of)
                  Department of
                  Transportation
                  Consolidated
                  Transportation Bonds
                  Refunding Series 1993
                  (Aa, AA)
          1,000    6/15/96                           3.63         1,000
                 Maryland Health & Higher
                  Educational Facilities
                  Authority (Pooled Loan
                  Program Issue) Series
                  1985A & 1985B VRDN
                  (Aa3/VMIG1)
         10,800    1/3/96                    4.95 to 5.00A       10,800
                 Maryland Health &
                  Higher Educational
                  Facilities Authority
                  (Pooled Loan Program
                  Issue) Johns Hopkins
                  University Series C
                  (P1, A1+)
          2,000    4/5/96                            3.70         2,000
                 Montgomery County BAN
                  Series 1995 (P1, A1+)
          8,000    1/5/96 to 3/7/96          3.45 to 3.50         8,000
                                                                 35,900
                 Massachusetts -- 4.5%
                 Massachusetts Health &
                  Educational Facilities
                  Authority Revenue Bonds
                  Harvard University
                  Issue Series L VRDN
                  (Aaa/VMIG1, AAA/A1+)
         10,150    2/8/96 to 2/28/96         3.40 to 3.70A       10,150
                 Minnesota -- 6.7%
                 Regents of the
                  University of Minnesota
                  Series 1985 G
                  (Aa/VMIG1, AA/A1+)
          1,250    2/1/96                            3.65A        1,250
                  Series 1985 I VRDN
                  (Aa/VMIG1, AA/A1+)
          7,675    1/9/96 to 3/29/96         3.50 to 4.00A        7,675

     LEGG MASON TAX EXEMPT TRUST, INC.
     DECEMBER 31, 1995
     (AMOUNTS IN THOUSANDS)

         Par                                 Rate              Value
                 Minnesota -- Continued
                 Rochester (City of)
                  Health Care Facilities
                  Revenue Bonds (Mayo
                  Foundation/Mayo Medical
                  Center)
                  Series 1992 A & C VRDN
                  (AA+/A1+)
       $  6,100    1/10/96 to 1/11/96                3.70%A    $  6,100
                                                                 15,025
                 Montana -- 3.2%
                 Forsyth (City of) PCR
                  (Portland General
                  Electric Company
                  Colstrip Project)
                  Series 1983 A
                  (Aaa/P1, AAA/A1+)
          2,800    1/3/96                            4.90A        2,800
                  Series 1983 D
                  (Aa1/P1, AA+/A1+)
          1,000    1/3/96                            4.90A        1,000
                  Series 1984 (Aa1/P1)
          3,400    1/3/96                            4.90A        3,400
                                                                  7,200
                 Nebraska -- 2.2%
                 Omaha Public Power
                  District (P1, A1+)
          5,000    2/16/96                           3.65         5,000
                 North Carolina -- 0.4%
                 Winston-Salem Water &
                  Sewer Revenue Bonds
                  Series 1988 VRDN
                  (Aa/VMIG1, AA/A1+)
          1,000    3/6/96                            3.65A        1,000
                 Pennsylvania -- 5.9%
                 Allegheny County
                  Hospital Development
                  Authority (Presbyterian
                  Hospital) Series A, C &
                  D VRDN
                  (Aaa/VMIG1, AAA/A1+)
         10,050    1/4/96                            5.00A       10,050
                 Delaware County IDA
                  (Scott Paper Company
                  Project) Series 1984 D
                  & E
                  VRDN (Aa2/P1, AA/A1+)
          2,400    1/3/96                            5.00A        2,400

         Par                                 Rate              Value
                 Pennsylvania -- Continued
                 Pennsylvania Health &
                  Higher Educational
                  Facilities Authority
                  Carnegie Mellon
                  University VRDN Series
                  1995 C
                  (AA-/A1+)
       $    800    1/2/96                            6.00%A    $    800
                                                                 13,250
                 South Carolina -- 3.4%
                 Berkeley County PCR
                  Bonds (Amoco Chemical
                  Company Project)
                  Series 1994 VRDN
                  (Aa1/VMIG1, AAA/A1+)
          2,600    1/2/96                            5.95A        2,600
                 South Carolina Public
                  Service TECP (P1, A1)
          4,950    2/6/96 to 2/14/96         3.65 to 3.80         4,950
                                                                  7,550
                 Texas -- 7.1%
                 Capital Industrial
                  Development Corporation
                  PCR Bonds (Motorola,
                  Inc. Project) Series
                  1984 VRDN (AA/A1+)
          2,500    1/3/96                            5.25A        2,500
                 Dallas (City of)
                  Waterworks and Sewer
                  Systems Series A TECP
                  (P1, A1+)
          5,303    2/9/96 to 3/8/96          3.65 to 3.70         5,303
                 Harris County Health
                  Facilities Development
                  Corp. Hospital Revenue
                  Bonds (St. Luke's
                  Episcopal Hospital
                  Project)
                  Series B VRDN
                  (AA/A1+)
          1,000    1/2/96                            6.00A        1,000
                 Houston (City of) TRAN
                  Series 1995
                  (MIG1, SP1+)
          3,000    6/27/96                           4.50         3,011
                 Texas (State of) TRAN
                  Series 1995A
                  (MIG1, SP1+)
          4,000    8/30/96                           4.75         4,019
                                                                 15,833

4

         Par                                 Rate              Value
                 Utah -- 0.9%
                 Intermountain Power
                  Agency Variable Rate
                  Power Supply Revenue
                  Bonds Series 1985F VRDN
                  (Aa1/VMIG1, AA+/A1+)
       $  2,000    3/15/96                           3.75%A    $  2,000
                 Virginia -- 2.2%
                 Chesterfield County IDA
                  PCR Bonds (Virginia
                  Electric and Power
                  Company) Series 1987A
                  VRDN
                  (A3/VMIG1, A-/A1)
          4,000    2/7/96                            3.85A        4,000
                 Prince William County
                  IDA PCR Bonds (Virginia
                  Electric and Power
                  Company) Series 1986
                  VRDN
                  (A3/VMIG1, A-/A1)
          1,000    2/8/96                            3.40A        1,000
                                                                  5,000
                 Washington -- 3.2%
                 Washington State Housing
                  Finance Committee
                  Series 1988B VRDN
                  (AAA/A1+)
          7,250    1/3/96                            5.30A        7,250
                 Wisconsin -- 4.2%
                 Carlton (Town of) PCR
                  Refunding Bonds
                  Series 1991 B & C
                  (Wisconsin Power and
                  Light Company
                  Projects) VRDN
                  (Aa2/VMIG1, AA/A1+)
          1,700    1/2/96                            6.10A        1,700

         Par                                 Rate              Value
                 Wisconsin -- Continued
                 Oak Creek (City of) PCR
                  Series 1986 (Wisconsin
                  Electric Power Company
                  Project) VRDN
                  (Aa3/P1, AA)
       $  1,700    1/3/96                            5.00%A    $  1,700
                 Wisconsin (State of)
                  Operating Notes
                  Series 1995 (MIG1, SP1+)
          6,000    6/17/96                           4.50         6,023
                                                                  9,423
                 Wyoming -- 2.4%
                 Lincoln County PCR Bonds
                  (Exxon Project) Series
                  1984A & D VRDN
                  (Aaa/P1, AAA/A1+)
          1,500    1/2/96                            5.90A        1,500
                 Lincoln County PCR Bonds
                  (PacifiCorp Project)
                  Series 1991
                  (Aaa/VMIG1, AAA/A1+)
          3,900    1/9/96 to 1/12/96         3.70 to 3.80A        3,900
                                                                  5,400
                 Total Investments, at
                  amortized cost and
                  value -- 97.6%                                219,366B
                 Other Assets Less
                  Liabilities -- 2.4%                             5,290
                 NET ASSETS APPLICABLE TO
                  224,684 SHARES
                  OUTSTANDING -- 100.0%                        $224,656
                 NET ASSET VALUE PER SHARE                        $1.00

     A THE RATE SHOWN IS THE RATE AS OF DECEMBER 31, 1995 AND THE MATURITY SHOWN
       IS THE LONGER OF THE NEXT INTEREST READJUSTMENT DATE OR THE DATE THE PRINCIPAL AMOUNT OWED CAN BE RECOVERED THROUGH DEMAND.
     B ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.
       A GUIDE TO ABBREVIATIONS APPEARS ON THE NEXT PAGE.
       SEE NOTES TO FINANCIAL STATEMENTS.

     LEGG MASON TAX EXEMPT TRUST, INC.

INVESTMENT ABBREVIATIONS:

      BAN    Bond Anticipation Note
      IDA    Industrial Development Authority
      PCR    Pollution Control Revenue
      TAN    Tax Anticipation Note
      TECP   Tax-Exempt Commercial Paper
      TRAN   Tax and Revenue Anticipation Note
      VRDN   Variable Rate Demand Note

MUNICIPAL NOTE, BOND AND COMMERCIAL PAPER RATINGS:
      Municipal Notes
          MIG1 AND MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

          SP1 and SP2: The two highest municipal note ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign may be added to the SP1 rating to indicate that an issue possesses very strong credit characteristics.

      Commercial Paper
          P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.

          A1 and A2: The two highest commercial paper ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign designates issues possessing very strong credit characteristics.

      Municipal Bonds
          Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2, and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category.

          AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's Ratings Group. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

          The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 1995. These ratings are not audited by the Fund's independent accountants.

MATURITY SCHEDULE OF PORTFOLIO:

                     December 31, 1995
                                        Percentage of
Maturity Period         Amount/Par        Portfolio
                          (000)                  (cum)
           1-7 days      $ 77,100       35.2%     35.2%
          8-30 days        22,975       10.5      45.7
         31-45 days        30,550       13.9      59.6
         46-90 days        59,553       27.1      86.7
       Over 90 days        29,105       13.3     100.0
                         $219,283      100.0%

                        Average Weighted Maturity -- 48 days
6

     STATEMENT OF OPERATIONS
     LEGG MASON TAX EXEMPT TRUST, INC.
     FOR THE YEAR ENDED DECEMBER 31, 1995

      (Amounts in Thousands)
INVESTMENT INCOME:
Interest                                                                             $8,922
EXPENSES:
        Advisory fee                                                    $1,178
        Transfer agent and shareholder servicing expense                   126
        Custodian fee                                                       90
        Audit and legal fees                                                55
        Registration fees                                                   51
        Reports to shareholders                                             31
        Directors' fees                                                     10
        Other expenses                                                      17
                                                                         1,558
               Less compensating balance credits                           (19)
               Total expenses, net of compensating balance credits                    1,539
      NET INVESTMENT INCOME                                                          $7,383


     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON TAX EXEMPT TRUST, INC.

                                                                        For the Years Ended December 31,
      (Amounts in Thousands)                                              1995                   1994
CHANGE IN NET ASSETS:
        Net investment income                                             $  7,383               $   5,464
        Net realized loss on investments                                        --                      (8)
        Increase in net assets resulting from operations                     7,383                   5,456
        Distributions to shareholders from net investment income            (7,383)                 (5,464)
        Change in net assets from Fund share transactions                    2,166                 (15,113)
        Change in net assets                                                 2,166                 (15,121)
NET ASSETS:
        Beginning of year                                                  222,490                 237,611
        End of year                                                       $224,656               $ 222,490

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

     FINANCIAL HIGHLIGHTS
     LEGG MASON TAX EXEMPT TRUST, INC.

         Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                   For the Years Ended December 31,
                                                       1995         1994         1993         1992         1991
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of year               $1.00        $1.00        $1.00        $1.00        $1.00
      Net investment income                            .0313        .0223        .0174        .0231        .0386
      Dividends paid from net investment income       (.0313)      (.0223)      (.0174)      (.0231)      (.0386)
      Net asset value, end of year                     $1.00        $1.00        $1.00        $1.00        $1.00
      Total return                                      3.17%        2.25%        1.75%        2.34%        3.93%
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Total expensesA                                  .66%         --           --           --           --
        Net expensesB                                    .65%         .65%         .69%         .73%         .69%
        Net investment income                           3.14%        2.23%        1.74%        2.33%        3.88%
      Net assets, end of year (in thousands)         $224,656     $222,490     $237,611     $170,046     $176,752

     A PURSUANT TO NEW SECURITIES EXCHANGE COMMISSION REGULATIONS EFFECTIVE
       DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE COMPENSATING BALANCE CREDITS. PREVIOUSLY, THE CREDITS WERE INCLUDED IN THE RATIO.
     B THIS RATIO REFLECTS TOTAL EXPENSES INCLUDING COMPENSATING BALANCE
       CREDITS.

       SEE NOTES TO FINANCIAL STATEMENTS.
8

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON TAX EXEMPT TRUST, INC.
     (AMOUNTS IN THOUSANDS)

1. SIGNIFICANT ACCOUNTING POLICIES:

          The Legg Mason Tax Exempt Trust, Inc., ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
          Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
          Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 1995 dividends payable of $10 were accrued.

      Investment Transactions
          Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      Compensating Balance Credits
          The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $26 which expire in 2000 through 2002.

2. FUND SHARE TRANSACTIONS:
          The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 1995, paid in capital aggregated $224,684. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                              For the Years Ended December 31,
                                  1995              1994
      Shares sold               $ 879,501         $ 794,480
      Shares reinvested             7,219             5,295
      Shares repurchased         (884,554)         (814,888)
        Net change              $   2,166         $ (15,113)

3. TRANSACTIONS WITH AFFILIATES:
          Legg Mason Fund Adviser, Inc. ("Adviser"), an affiliate of Legg Mason Wood Walker, Incorporated, serves as the Fund's investment adviser and is responsible for the investment management of the Fund's assets. As compensation for its advisory services, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $99 were payable to the Adviser at December 31, 1995.

          Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $42 by the transfer agent for the year ended December 31, 1995.
                                                                               9

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REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND DIRECTORS OF
LEGG MASON TAX EXEMPT TRUST, INC.:

    We have audited the accompanying statement of net assets of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1995, and the results of its operations, changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
February 1, 1996

10

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